Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total	Preferred stock	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive (loss), net of tax	Treasury stock	Non-redeemable noncontrolling interests of consolidated investment management funds	Redeemable non- controlling interests/ temporary equity
Common stock issued under:
The Bank of New York Mellon Corporation shareholders’ equity			$ 35,269
Beginning balance at Dec. 31, 2016	$ 39,429	$ 3,542	13	$ 25,962	$ 22,621	$ (3,765)	$ (9,562)	$ 618	$ 151
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued to shareholders of noncontrolling interests									56
Redemption of subsidiary shares from noncontrolling interests									70
Other net changes in noncontrolling interests	(370)			(35)				(335)	36
Net income (loss)	4,123				4,090			33
Net income (loss) attributable to redeemable noncontrolling interest	(9)
Other comprehensive (loss) income attributable to The Bank of New York Mellon Corporation shareholders	1,408					1,408
Other comprehensive income (loss)	15								15
Dividends:
Common stock	(901)				(901)
Preferred stock	(175)				(175)
Repurchase of common stock	(2,686)						(2,686)
Common stock issued under:
Employee benefit plans	28			28
Direct stock purchase and dividend reinvestment plan	26			26
Stock awards and options exercised	685		1	684
Ending balance at Dec. 31, 2017	41,567	3,542	14	26,665	25,635	(2,357)	(12,248)	316	179
Common stock issued under:
The Bank of New York Mellon Corporation shareholders’ equity			37,709
Shares issued to shareholders of noncontrolling interests									61
Redemption of subsidiary shares from noncontrolling interests									(92)
Other net changes in noncontrolling interests	(191)			12				(203)	(8)
Net income (loss)	4,254				4,266			(12)
Net income (loss) attributable to redeemable noncontrolling interest	0
Other comprehensive (loss) income attributable to The Bank of New York Mellon Corporation shareholders	(812)					(812)
Other comprehensive income (loss)	(11)								(11)
Common stock	(1,052)				(1,052)
Preferred stock	(169)				(169)
Repurchase of common stock	(3,269)						(3,269)
Employee benefit plans	31			31
Direct stock purchase and dividend reinvestment plan	30			30
Stock awards and options exercised	380			380
Ending balance at Dec. 31, 2018	40,739	3,542	14	27,118	28,652	(3,171)	(15,517)	101	129
Common stock issued under:
The Bank of New York Mellon Corporation shareholders’ equity	40,638		37,096
Shares issued to shareholders of noncontrolling interests									77
Redemption of subsidiary shares from noncontrolling interests									(48)
Other net changes in noncontrolling interests	(19)			6				(25)	(18)
Net income (loss)	4,467				4,441			26
Net income (loss) attributable to redeemable noncontrolling interest	0
Other comprehensive (loss) income attributable to The Bank of New York Mellon Corporation shareholders	623					623
Other comprehensive income (loss)	3								3
Common stock	(1,120)				(1,120)
Preferred stock	(169)				(169)
Repurchase of common stock	(3,327)						(3,327)
Employee benefit plans	28			28
Direct stock purchase and dividend reinvestment plan	11			11
Stock awards and options exercised	352			352
Ending balance at Dec. 31, 2019	41,585	$ 3,542	14	$ 27,515	$ 31,894	$ (2,638)	$ (18,844)	$ 102	$ 143
Common stock issued under:
The Bank of New York Mellon Corporation shareholders’ equity	$ 41,483		$ 37,941